Related party transactions and balances - Additional Information (Details)	Dec. 26, 2023 shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Related party transactions and balances
Borrowings | $		$ 17,226	$ 158,203
Swvl's senior management | Restricted Stock Units [member]
Related party transactions and balances
Granted (in shares) | shares	2,196,693